Distribution Date:	12/10/21	COMM 2014-UBS3 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Seer Capital Partners Master Fund L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12591YAY1	1.402000%	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591YAZ8	2.844000%	116,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591YBA2	3.367000%	54,500,000.00	26,477,251.40	1,023,076.90	74,290.75	0.00	0.00	1,097,367.65	25,454,174.50	35.53%	30.00%
A-3	12591YBB0	3.546000%	240,000,000.00	229,162,925.07	0.00	677,176.44	0.00	0.00	677,176.44	229,162,925.07	35.53%	30.00%
A-4	12591YBC8	3.819000%	292,133,000.00	292,133,000.00	0.00	929,713.27	0.00	0.00	929,713.27	292,133,000.00	35.53%	30.00%
A-M	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00	31.33%	26.63%
B	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00	20.90%	18.25%
C	12591YBH7	4.737410%	42,240,000.00	42,240,000.00	0.00	166,756.84	0.00	0.00	166,756.84	42,240,000.00	15.92%	14.25%
D	12591YAG0	4.767410%	63,361,000.00	63,361,000.00	0.00	251,723.24	0.00	0.00	251,723.24	63,361,000.00	8.45%	8.25%
E	12591YAJ4	3.525000%	9,240,000.00	9,240,000.00	0.00	27,142.50	0.00	0.00	27,142.50	9,240,000.00	7.36%	7.38%
F	12591YAL9	3.525000%	17,160,000.00	17,160,000.00	0.00	50,407.50	0.00	0.00	50,407.50	17,160,000.00	5.34%	5.75%
G	12591YAN5	3.525000%	21,120,000.00	21,120,000.00	0.00	62,040.00	0.00	0.00	62,040.00	21,120,000.00	2.85%	3.75%
H*	12591YAQ8	3.525000%	39,601,292.00	24,152,897.71	0.00	55,703.26	0.00	3,253.12	55,703.26	24,149,644.59	0.00%	0.00%
V	12591YAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591YAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591YAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,056,012,294.01	849,129,074.18	1,023,076.90	2,731,985.23	0.00	3,253.12	3,755,062.13	848,102,744.16

Notional Certificates
X-A	12591YBE4	1.064366%	774,849,000.00	583,414,176.47	0.00	517,472.08	0.00	0.00	517,472.08	582,391,099.57
X-B	12591YAA3	0.317228%	130,681,000.00	130,681,000.00	0.00	34,546.42	0.00	0.00	34,546.42	130,681,000.00
X-C	12591YAC9	1.242410%	26,400,000.00	26,400,000.00	0.00	27,333.03	0.00	0.00	27,333.03	26,400,000.00
X-D	12591YAE5	1.242410%	60,721,292.00	45,272,897.71	0.00	46,872.93	0.00	0.00	46,872.93	45,269,644.59
Notional SubTotal			992,651,292.00	785,768,074.18	0.00	626,224.46	0.00	0.00	626,224.46	784,741,744.16

Deal Distribution Total					1,023,076.90	3,358,209.69	0.00	3,253.12	4,381,286.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591YAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591YAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591YBA2	485.82112661	18.77205321	1.36313303	0.00000000	0.00000000	0.00000000	0.00000000	20.13518624	467.04907339
A-3	12591YBB0	954.84552113	0.00000000	2.82156850	0.00000000	0.00000000	0.00000000	0.00000000	2.82156850	954.84552113
A-4	12591YBC8	1,000.00000000	0.00000000	3.18249999	0.00000000	0.00000000	0.00000000	0.00000000	3.18249999	1,000.00000000
A-M	12591YBD6	1,000.00000000	0.00000000	3.34333324	0.00000000	0.00000000	0.00000000	0.00000000	3.34333324	1,000.00000000
B	12591YBF1	1,000.00000000	0.00000000	3.59416662	0.00000000	0.00000000	0.00000000	0.00000000	3.59416662	1,000.00000000
C	12591YBH7	1,000.00000000	0.00000000	3.94784186	0.00000000	0.00000000	0.00000000	0.00000000	3.94784186	1,000.00000000
D	12591YAG0	1,000.00000000	0.00000000	3.97284197	0.00000000	0.00000000	0.00000000	0.00000000	3.97284197	1,000.00000000
E	12591YAJ4	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
F	12591YAL9	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
G	12591YAN5	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
H	12591YAQ8	609.90176053	0.00000000	1.40660209	0.38498441	5.61430723	0.00000000	0.08214681	1.40660209	609.81961371
V	12591YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591YAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591YBE4	752.93918747	0.00000000	0.66783603	0.00000000	0.00000000	0.00000000	0.00000000	0.66783603	751.61883099
X-B	12591YAA3	1,000.00000000	0.00000000	0.26435687	0.00000000	0.00000000	0.00000000	0.00000000	0.26435687	1,000.00000000
X-C	12591YAC9	1,000.00000000	0.00000000	1.03534205	0.00000000	0.00000000	0.00000000	0.00000000	1.03534205	1,000.00000000
X-D	12591YAE5	745.58521762	0.00000000	0.77193565	0.00000000	0.00000000	0.00000000	0.00000000	0.77193565	745.53164300

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	74,290.75	0.00	74,290.75	0.00	0.00	0.00	74,290.75	0.00
A-3	11/01/21 - 11/30/21	30	0.00	677,176.44	0.00	677,176.44	0.00	0.00	0.00	677,176.44	0.00
A-4	11/01/21 - 11/30/21	30	0.00	929,713.27	0.00	929,713.27	0.00	0.00	0.00	929,713.27	0.00
A-M	11/01/21 - 11/30/21	30	0.00	119,159.74	0.00	119,159.74	0.00	0.00	0.00	119,159.74	0.00
B	11/01/21 - 11/30/21	30	0.00	317,871.69	0.00	317,871.69	0.00	0.00	0.00	317,871.69	0.00
C	11/01/21 - 11/30/21	30	0.00	166,756.84	0.00	166,756.84	0.00	0.00	0.00	166,756.84	0.00
D	11/01/21 - 11/30/21	30	0.00	251,723.24	0.00	251,723.24	0.00	0.00	0.00	251,723.24	0.00
E	11/01/21 - 11/30/21	30	0.00	27,142.50	0.00	27,142.50	0.00	0.00	0.00	27,142.50	0.00
F	11/01/21 - 11/30/21	30	0.00	50,407.50	0.00	50,407.50	0.00	0.00	0.00	50,407.50	0.00
G	11/01/21 - 11/30/21	30	0.00	62,040.00	0.00	62,040.00	0.00	0.00	0.00	62,040.00	0.00
H	11/01/21 - 11/30/21	30	207,087.94	70,949.14	0.00	70,949.14	15,245.88	0.00	0.00	55,703.26	222,333.82
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/21 - 11/30/21	30	0.00	517,472.08	0.00	517,472.08	0.00	0.00	0.00	517,472.08	0.00
X-B	11/01/21 - 11/30/21	30	0.00	34,546.42	0.00	34,546.42	0.00	0.00	0.00	34,546.42	0.00
X-C	11/01/21 - 11/30/21	30	0.00	27,333.03	0.00	27,333.03	0.00	0.00	0.00	27,333.03	0.00
X-D	11/01/21 - 11/30/21	30	0.00	46,872.93	0.00	46,872.93	0.00	0.00	0.00	46,872.93	0.00
Totals			207,087.94	3,373,455.57	0.00	3,373,455.57	15,245.88	0.00	0.00	3,358,209.69	222,333.82

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591YBH7	4.737410%	42,240,000.00	42,240,000.00	0.00	166,756.84	0.00	0.00	166,756.84	42,240,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			166,322,000.03	166,322,000.00	0.00	603,788.27	0.00	0.00	603,788.27	166,322,000.00

Exchangeable Certificate Details
PEZ	12591YBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,381,286.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,391,151.81	Master Servicing Fee	12,507.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,770.28
Interest Adjustments	0.00	Trustee Fee	272.43
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	353.80
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,791.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	17,696.24
Total Interest Collected	3,391,151.81

Principal		Expenses/Reimbursements
Scheduled Principal	1,026,330.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,053.75
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,192.13
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(3,253.12)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,023,076.90	Total Expenses/Reimbursements	15,245.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,358,209.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,023,076.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,381,286.59
Total Funds Collected	4,414,228.71	Total Funds Distributed	4,414,228.71

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	849,129,074.18	849,129,074.18	Beginning Certificate Balance	849,129,074.18
(-) Scheduled Principal Collections	1,026,330.02	1,026,330.02	(-) Principal Distributions	1,023,076.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	3,253.12
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,253.12
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	3,253.12	3,253.12	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	848,102,744.16	848,102,744.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	849,985,224.37	849,985,224.37	Ending Certificate Balance	848,102,744.16
Ending Actual Collateral Balance	849,040,039.66	849,040,039.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP
	7,499,999 or less	13	63,052,161.09	7.43%	29	5.0449	1.554784	1.249 or less	4	25,477,889.50	3.00%	29	4.9673	0.916874
7,500,000 to 14,999,999		5	51,588,369.69	6.08%	29	5.0606	1.547658	1.25 to 1.29	2	51,295,325.11	6.05%	29	4.6964	1.270054
15,000,000 to 24,999,999		3	63,552,540.66	7.49%	28	4.8612	1.678210	1.30 to 1.39	2	33,631,114.55	3.97%	28	4.9471	1.345906
25,000,000 to 49,999,999		5	180,140,500.24	21.24%	28	4.7896	1.921229	1.40 to 1.49	2	17,376,053.66	2.05%	28	5.1191	1.434665
50,000,000 to 74,999,999		1	74,114,032.65	8.74%	29	4.7500	1.760600	1.50 to 1.749	8	177,525,752.91	20.93%	29	4.6905	1.662900
	75,000,000 or greater	3	296,286,292.79	34.94%	29	4.5865	1.860151	1.75 to 1.99	5	277,022,416.37	32.66%	29	4.6602	1.886357
	Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894	2.00 or greater	7	146,405,345.02	17.26%	28	4.8865	2.293426
								Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	119,368,847.04	14.07%	28	5.0476	NAP
							Defeased	15	119,368,847.04	14.07%	28	5.0476	NAP
Alabama	1	9,720,422.16	1.15%	28	4.6266	1.998400
							Industrial	3	62,320,967.05	7.35%	27	5.0742	2.115160
Arizona	1	4,646,018.96	0.55%	29	4.7200	2.745900
							Lodging	8	51,680,983.96	6.09%	29	4.8919	1.889960
California	3	109,998,678.86	12.97%	30	4.6760	1.751138
							Mobile Home Park	1	10,226,240.17	1.21%	30	5.4900	2.191100
Colorado	3	11,257,174.71	1.33%	28	4.6266	1.998400
							Multi-Family	10	60,121,134.25	7.09%	29	4.9014	1.904948
Connecticut	1	6,028,698.41	0.71%	29	4.9900	2.217800
							Office	19	326,960,939.23	38.55%	29	4.6748	1.776033
Florida	10	41,155,317.92	4.85%	28	4.7576	2.058026
							Other	1	22,750,000.00	2.68%	28	4.8500	1.348300
Georgia	1	4,021,535.84	0.47%	29	5.0150	1.557200
							Retail	13	194,673,632.46	22.95%	29	4.6395	1.717985
Illinois	6	91,682,172.49	10.81%	27	4.9188	2.134382
							Totals	70	848,102,744.16	100.00%	29	4.7923	1.740894
Indiana	1	691,471.39	0.08%	29	4.5500	1.586100

Kansas	1	6,244,406.64	0.74%	29	4.6800	1.171200

Louisiana	6	51,362,554.34	6.06%	29	4.8396	2.016969

Michigan	3	80,939,355.37	9.54%	29	4.7678	1.758656

Missouri	1	8,572,486.57	1.01%	28	4.6266	1.998400

Nebraska	2	9,850,027.90	1.16%	28	4.6266	1.998400

New York	3	126,527,291.08	14.92%	29	4.5898	1.711985

Ohio	4	59,073,049.49	6.97%	29	4.7117	1.280140

Oklahoma	1	8,609,516.82	1.02%	28	4.6266	1.998400

Pennsylvania	2	36,273,240.62	4.28%	29	5.0089	1.753360

Tennessee	1	11,868,172.62	1.40%	28	4.6266	1.998400

Texas	1	22,750,000.00	2.68%	28	4.8500	1.348300

Virginia	1	13,497,500.39	1.59%	28	4.6266	1.998400

Washington	1	10,265,288.69	1.21%	28	5.0700	1.429100

Wisconsin	1	3,699,515.85	0.44%	28	5.1650	1.265600

Totals	70	848,102,744.16	100.00%	29	4.7923	1.740894

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP
	4.7499% or less	9	397,929,520.92	46.92%	29	4.5949	1.808348	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	9	215,100,456.39	25.36%	29	4.8151	1.771272	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	12	115,703,919.81	13.64%	28	5.1655	1.829198	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	30	728,733,897.12	85.93%	29	4.7505	1.800715
								Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP
	60 months or less	30	728,733,897.12	85.93%	29	4.7505	1.800715	Interest Only	4	275,000,000.00	32.43%	28	4.6832	1.896088
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	26	453,733,897.12	53.50%	29	4.7913	1.742910
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894	Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	119,368,847.04	14.07%	28	5.0476	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	722,705,198.71	85.21%	29	4.7485	1.797235
	13 months to 24 months	1	6,028,698.41	0.71%	29	4.9900	2.217800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	848,102,744.16	100.00%	29	4.7923	1.740894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301981001	RT	Bronx	NY	Actual/360	4.528%	396,200.00	0.00	0.00	N/A	05/06/24	--	105,000,000.00	105,000,000.00	12/06/21
2	301981002	OF	Various	Various	Actual/360	4.627%	385,550.00	0.00	0.00	04/06/24	04/06/29	--	100,000,000.00	100,000,000.00	12/06/21
3	301981003	OF	Los Angeles	CA	Actual/360	4.610%	351,215.38	136,364.68	0.00	N/A	06/06/24	--	91,422,657.47	91,286,292.79	12/06/21
4	301981004	OF	Southfield	MI	Actual/360	4.750%	293,856.75	123,461.12	0.00	N/A	05/06/24	--	74,237,493.77	74,114,032.65	12/06/21
6	301981006	OF	Cleveland	OH	Actual/360	4.660%	185,163.82	85,860.25	0.00	N/A	05/06/24	--	47,681,669.51	47,595,809.26	04/06/21
7	301981007	IN	University Park	IL	Actual/360	5.068%	199,540.69	0.00	0.00	N/A	02/06/24	--	47,250,000.00	47,250,000.00	12/06/21
9	301981009	LO	Various	LA	Actual/360	4.795%	118,383.00	59,900.48	0.00	N/A	05/06/24	--	29,626,611.10	29,566,710.62	12/06/21
10	301981010	RT	Lake Zurich	IL	Actual/360	4.522%	112,031.50	45,455.66	0.00	N/A	04/06/24	--	29,726,435.57	29,680,979.91	12/06/21
11	301981011	MF	Lititz	PA	Actual/360	4.820%	104,806.31	45,856.86	0.00	N/A	05/06/24	--	26,092,857.31	26,047,000.45	12/06/21
12	301981012	MF	Fayetteville	NC	Actual/360	4.800%	101,776.31	41,982.00	0.00	N/A	05/06/24	--	25,444,076.85	25,402,094.85	12/06/21
13	301981013	MH	Ocean View	NJ	Actual/360	5.490%	101,450.89	40,339.55	0.00	N/A	03/06/24	--	22,175,057.70	22,134,718.15	12/06/21
14	301981014	RT	Metairie	LA	Actual/360	4.900%	89,177.34	43,504.34	0.00	N/A	05/01/24	--	21,839,348.05	21,795,843.71	12/01/21
15	301981015	MF	Dallas	TX	Actual/360	4.950%	91,201.90	35,621.85	0.00	N/A	05/06/24	--	22,109,550.52	22,073,928.67	12/06/21
16	301981016	98	Austin	TX	Actual/360	4.850%	91,947.92	0.00	0.00	04/05/24	04/05/44	--	22,750,000.00	22,750,000.00	12/05/21
17	656100232	MF	Various	FL	Actual/360	4.830%	76,637.23	33,607.73	0.00	N/A	04/06/24	--	19,040,304.68	19,006,696.95	12/06/21
18	301981018	IN	Lansdale	PA	Actual/360	5.041%	76,433.44	35,747.23	0.00	N/A	02/05/24	--	18,194,828.86	18,159,081.63	12/05/21
20	301981020	IN	Rochester	NY	Actual/360	5.150%	46,833.26	31,490.61	0.00	05/05/24	05/05/25	--	10,912,605.16	10,881,114.55	12/05/21
21	301981021	LO	Santa Cruz	CA	Actual/360	4.880%	47,256.92	18,932.05	0.00	N/A	05/05/24	--	11,620,553.15	11,601,621.10	12/05/21
22	301981022	OF	Richland	WA	Actual/360	5.070%	43,455.87	20,124.30	0.00	N/A	04/05/24	--	10,285,412.99	10,265,288.69	12/05/21
23	301981023	MH	Gettysburg	PA	Actual/360	5.490%	46,870.31	18,636.87	0.00	N/A	06/06/24	--	10,244,877.04	10,226,240.17	12/06/21
25	301981025	RT	Poinciana	FL	Actual/360	4.670%	33,583.61	15,515.83	0.00	N/A	05/06/24	--	8,629,621.01	8,614,105.18	12/06/21
26	301981026	MF	Chicago	IL	Actual/360	5.420%	33,546.00	13,727.51	0.00	N/A	05/05/24	--	7,427,159.65	7,413,432.14	12/05/21
27	301981027	RT	Redding	CA	Actual/360	5.190%	30,812.94	13,615.02	0.00	N/A	05/05/24	--	7,124,379.99	7,110,764.97	12/05/21
28	301981028	LO	Manchester	CT	Actual/360	4.990%	25,118.74	11,879.79	0.00	N/A	05/01/24	--	6,040,578.20	6,028,698.41	03/01/20
29	301981029	RT	Olathe	KS	Actual/360	4.680%	24,404.03	13,037.73	0.00	05/01/24	05/01/29	--	6,257,444.37	6,244,406.64	12/01/21
30	301981030	MF	Columbus	OH	Actual/360	4.750%	20,155.68	10,360.69	0.00	N/A	05/06/24	--	5,091,960.20	5,081,599.51	12/06/21
31	301981031	SS	Various	HI	Actual/360	4.650%	19,467.38	10,310.65	0.00	N/A	06/01/24	--	5,023,841.21	5,013,530.56	12/01/21
33	301981033	RT	Various	FL	Actual/360	4.940%	20,266.00	9,750.95	0.00	N/A	05/01/24	--	4,922,915.62	4,913,164.67	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	301981034	RT	Various	Various	Actual/360	4.550%	18,473.39	10,195.01	0.00	05/01/24	05/01/29	--	4,872,103.19	4,861,908.18	12/01/21
35	301981035	LO	Streetsboro	OH	Actual/360	5.430%	20,346.85	12,588.52	0.00	N/A	05/05/24	--	4,496,542.34	4,483,953.82	12/05/21
36	301981036	MF	Dixon	CA	Actual/360	5.300%	21,850.48	7,580.67	0.00	N/A	04/05/24	--	4,947,278.72	4,939,698.05	12/05/21
37	656100237	MF	Buckeye	AZ	Actual/360	4.720%	18,309.26	8,878.40	0.00	N/A	05/06/24	--	4,654,897.36	4,646,018.96	12/06/21
40	301981040	OF	Rancho Cordova	CA	Actual/360	4.900%	18,002.15	8,189.21	0.00	N/A	05/01/24	--	4,408,690.46	4,400,501.25	12/01/21
41	301981041	IN	Downers Grove	IL	Actual/360	4.950%	17,317.39	8,303.57	0.00	N/A	05/01/24	--	4,198,156.07	4,189,852.50	12/01/21
42	301981042	RT	Chelsea	MI	Actual/360	5.170%	18,113.68	8,154.76	0.00	N/A	03/05/24	--	4,204,334.85	4,196,180.09	12/05/21
43	301981043	RT	Johns Creek	GA	Actual/360	5.015%	16,839.67	7,896.31	0.00	N/A	05/06/24	--	4,029,432.15	4,021,535.84	12/06/21
44	301981044	MF	Jacksonville	FL	Actual/360	4.850%	15,646.20	8,099.93	0.00	N/A	10/05/23	--	3,871,224.52	3,863,124.59	12/05/21
45	301981045	OF	Brookfield	WI	Actual/360	5.165%	15,954.13	7,154.54	0.00	N/A	04/06/24	--	3,706,670.39	3,699,515.85	12/06/21
46	301981046	LO	Pooler	GA	Actual/360	5.923%	16,766.19	9,138.96	0.00	N/A	12/06/23	--	3,396,544.07	3,387,405.11	12/06/21
48	301981048	RT	Carol Stream	IL	Actual/360	5.200%	13,680.49	9,128.04	0.00	N/A	04/05/24	--	3,157,035.98	3,147,907.94	06/05/21
49	301981049	MF	Coral Springs	FL	Actual/360	5.060%	12,708.71	5,938.35	0.00	N/A	03/05/24	--	3,013,924.10	3,007,985.75	12/05/21
Totals							3,391,151.81	1,026,330.02	0.00				849,129,074.18	848,102,744.16
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,461,823.00	23,260,063.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	35,488,580.00	18,069,054.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,830,835.76	5,912,265.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,124,591.00	12,766,709.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,111,318.90	1,189,596.23	01/01/21	03/31/21	--	0.00	0.00	270,368.45	2,164,941.59	0.00	0.00
7	6,026,357.80	4,519,768.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,802,311.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,774,442.38	3,283,615.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,760,154.46	2,208,656.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,609,233.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,465,818.75	1,132,345.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,028,158.26	785,110.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	416.32	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,462,121.74	1,007,587.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	627,181.60	953,357.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,125,344.96	858,676.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,308,566.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	962,544.40	889,503.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	868,810.80	771,822.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	751,843.35	640,450.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,140,200.00	0.00	--	--	12/07/21	537,345.26	44,688.88	34,662.56	730,639.74	0.00	0.00
29	573,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	562,104.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	135,418.72	235,255.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	899,862.00	710,386.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	569,464.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	495,821.10	377,757.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	512,315.86	254,269.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	440,531.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	187,907.00	04/01/20	03/31/21	12/07/21	190,984.35	826.01	21,939.11	135,863.58	0.00	0.00
49	385,867.06	101,780.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,194,296.25	84,226,816.71				728,329.61	45,514.89	326,970.12	3,031,444.91	416.32	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	3	56,772,415.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792330%	4.750591%	29
11/15/21	0	0.00	0	0.00	3	56,879,283.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792419%	4.750664%	30
10/13/21	0	0.00	0	0.00	3	56,978,281.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792501%	4.750731%	31
09/13/21	0	0.00	0	0.00	3	57,084,339.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792588%	4.750803%	32
08/12/21	0	0.00	0	0.00	3	57,182,503.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792669%	4.750869%	33
07/12/21	0	0.00	1	48,003,369.26	2	9,276,899.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792749%	4.750935%	34
06/11/21	1	48,087,652.94	0	0.00	2	9,297,484.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792835%	4.765083%	35
05/12/21	0	0.00	0	0.00	2	9,316,677.54	1	4,568,196.09	0	0.00	0	0.00	0	0.00	0	0.00	4.792914%	4.765155%	36
04/12/21	0	0.00	1	3,218,032.69	1	6,119,062.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792998%	4.765232%	37
03/12/21	1	11,761,492.41	1	3,226,394.14	1	6,129,721.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793076%	4.765303%	38
02/12/21	0	0.00	0	0.00	2	9,378,993.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793171%	4.765390%	39
01/12/21	0	0.00	1	3,244,395.24	1	6,153,436.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793248%	4.766405%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	301981006	04/06/21	7	6	270,368.45	2,164,941.59	25,961.18	48,249,056.86	06/28/21	2
28	301981028	03/01/20	20	6	34,662.56	730,639.74	19,826.81	6,259,923.81	06/23/20	1
48	301981048	06/05/21	5	6	21,939.11	135,863.58	37,878.91	3,200,730.39	02/08/21	2
Totals					326,970.12	3,031,444.91	83,666.90	57,709,711.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		7,250,530	7,250,530	0		0
25 - 36 Months		696,114,785	639,342,369	56,772,416		0
37 - 48 Months		10,881,115	10,881,115	0		0
49 - 60 Months		0	0	0		0
> 60 Months		133,856,315	133,856,315	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	848,102,744	791,330,329	0	0	56,772,416	0
Nov-21	849,129,074	792,249,790	0	0	56,879,284	0
Oct-21	850,074,180	793,095,898	0	0	56,978,282	0
Sep-21	851,092,549	794,008,209	0	0	57,084,340	0
Aug-21	852,029,462	794,846,958	0	0	57,182,504	0
Jul-21	852,962,466	795,682,197	0	48,003,369	9,276,899	0
Jun-21	853,969,170	796,584,033	48,087,653	0	9,297,484	0
May-21	854,894,081	841,009,207	0	0	9,316,678	0
Apr-21	855,892,985	846,555,890	0	3,218,033	6,119,062	0
Mar-21	856,809,869	835,692,261	11,761,492	3,226,394	6,129,721	0
Feb-21	857,957,318	848,578,325	0	0	9,378,993	0
Jan-21	858,865,590	849,467,759	0	3,244,395	6,153,436	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	301981006	47,595,809.26	48,249,056.86	32,050,000.00	08/30/21	1,032,958.98	1.27040	03/31/21	05/06/24	269
28	301981028	6,028,698.41	6,259,923.81	6,100,000.00	08/11/20	984,670.00	2.21780	12/31/19	05/01/24	268
48	301981048	3,147,907.94	3,200,730.39	3,350,000.00	11/18/21	187,907.00	0.68650	03/31/21	04/05/24	207
Totals		56,772,415.61	57,709,711.06	41,500,000.00		2,205,535.98

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	301981006	OF	OH	06/28/21	2

Property is a 21-Story Silver LEED-EB certified Class B/B+ office building constructed in 1972, renovated in 2006 and 2013. The Property's amenities include a fitness center, on-site management, restaurant and coffee shop. As of August 2021, the Pro perty is 80% occupied. Parking: 0.73/1,000 SF. Location is in Downtown Cleveland in the Nine Twelve District. Borrower advised they were unable to fund the capital costs associated with the leases due to high roll over during the remaining life of the Loan. Borrower has stopped making debt service payments and has informed Lender they would transition out of property and give property back to Lender. Court has approved the Receiver order. Receiver is in the process of posting bond and taking oa th. Lender shall continue foreclosure process.

28	301981028	LO	CT	06/23/20	1
Borrower is requesting relief due to COVID-19. Lender and Borrower have come to terms on a modification which has been drafted by counsel. Lender and Borrower are preparing to close the modification.

48	301981048	RT	IL	02/08/21	2

The Loan transferred into Special Servicing on 2/8/21 for Delinquent Payments. The Collateral consists of a 21,153 NRSF retail property located on a 2.29-acre site in Carol Stream, Illinois. The improvements were built in 2007 and consists of two par cels. The larger parcel contains 1.91 acres of land, and is improved with the neighborhood strip center building containing 19,229 NRSF. The smaller parcel contains 0.38 acres of land that is ground leased to Starbuck's, which was improved with a freestanding building developed by Starbucks and contains 1,924 NRSF. The Lender will dual track foreclosure/receivership proceedings simultaneously continuing discussions with the Borrower until a resolution is reached.

FC/receivership has been filed,awaiting hearing for receivership motion.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	301981021	11,884,722.46	4.88000%	11,884,722.46 4.88000%		10	08/04/20	05/05/20	09/08/20
25	301981025	8,888,964.18	4.67000%	8,888,964.18 4.67000%		10	05/18/20	06/06/20	06/08/20
35	301981035	0.00	5.43000%	0.00	5.43000%	8	07/19/18	07/27/18	--
Totals		20,773,686.64		20,773,686.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	301981019 10/11/19	13,236,874.13	20,010,000.00	11,497,370.71	11,306,599.88	11,497,370.71	190,770.83	13,046,103.30	(3,253.12)	(107,351.27)	13,153,454.57	92.19%
39	301981039 08/12/19	4,616,683.89	5,300,000.00	3,157,411.28	869,232.31	3,026,375.42	2,157,143.11	2,459,540.78	0.00	161,347.57	2,298,193.21	46.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,853,558.02	25,310,000.00	14,654,781.99	12,175,832.19	14,523,746.13	2,347,913.94	15,505,644.08	(3,253.12)	53,996.30	15,451,647.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	301981019	12/10/21	0.00	0.00	13,153,454.57	0.00	0.00	3,253.12	0.00	0.00	13,153,454.93
		10/13/21	0.00	0.00	13,150,201.81	0.00	0.00	14,604.22	0.00	0.00
		08/12/21	0.00	0.00	13,135,597.59	0.00	0.00	2,353.50	0.00	0.00
		07/12/21	0.00	0.00	13,133,244.09	0.00	0.00	6,121.86	0.00	0.00
		06/11/21	0.00	0.00	13,127,122.23	0.00	0.00	22,309.87	0.00	0.00
		03/12/21	0.00	0.00	13,104,812.36	0.00	0.00	967.00	0.00	0.00
		01/12/21	0.00	0.00	13,103,845.36	0.00	0.00	6,196.50	0.00	0.00
		12/11/20	0.00	0.00	13,097,648.86	0.00	0.00	1,350.00	0.00	0.00
		09/14/20	0.00	0.00	13,096,298.86	0.00	0.00	13,797.75	0.00	0.00
		07/10/20	0.00	0.00	13,082,501.11	0.00	0.00	517.50	0.00	0.00
		06/12/20	0.00	0.00	13,081,983.61	0.00	0.00	1,142.50	0.00	0.00
		05/12/20	0.00	0.00	13,080,841.11	0.00	0.00	23,366.32	0.00	0.00
		01/10/20	0.00	0.00	13,057,474.79	0.00	0.00	4,426.87	0.00	0.00
		12/12/19	0.00	0.00	13,053,047.92	0.00	0.00	6,944.62	0.00	0.00
		10/11/19	0.00	0.00	13,046,103.30	0.00	0.00	13,046,103.30	0.00	0.00
39	301981039	11/15/21	0.00	0.00	2,298,193.21	0.00	0.00	8,198.50	0.00	0.00	2,298,193.21
		10/13/21	0.00	0.00	2,289,994.71	0.00	0.00	(221,281.09)	0.00	0.00
		09/13/21	0.00	0.00	2,511,275.80	0.00	0.00	7,639.00	0.00	0.00
		08/12/21	0.00	0.00	2,503,636.80	0.00	0.00	8,568.00	0.00	0.00
		07/12/21	0.00	0.00	2,495,068.80	0.00	0.00	2,931.00	0.00	0.00
		06/11/21	0.00	0.00	2,492,137.80	0.00	0.00	2,943.48	0.00	0.00
		05/12/21	0.00	0.00	2,489,194.32	0.00	0.00	10,948.00	0.00	0.00
		03/12/21	0.00	0.00	2,478,246.32	0.00	0.00	188.00	0.00	0.00
		01/12/21	0.00	0.00	2,478,058.32	0.00	0.00	2,324.00	0.00	0.00
		12/11/20	0.00	0.00	2,475,734.32	0.00	0.00	9,728.00	0.00	0.00
		09/14/20	0.00	0.00	2,466,006.32	0.00	0.00	28,735.16	0.00	0.00
		05/12/20	0.00	0.00	2,437,271.16	0.00	0.00	20,215.00	0.00	0.00
		03/12/20	0.00	0.00	2,417,056.16	0.00	0.00	(61,036.09)	0.00	0.00
		01/10/20	0.00	0.00	2,478,092.25	0.00	0.00	2,178.50	0.00	0.00
		12/12/19	0.00	0.00	2,475,913.75	0.00	0.00	13,887.97	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
39	301981039	10/11/19	0.00	0.00	2,462,025.78	0.00	0.00	2,485.00	0.00	0.00
		08/12/19	0.00	0.00	2,459,540.78	0.00	0.00	2,459,540.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	3,253.12	0.00	0.00	3,253.12
Cumulative Totals			0.00	0.00	15,451,647.78	0.00	0.00	15,451,648.14	0.00	0.00	15,451,648.14

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,933.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,258.45	0.00	0.00	2,227.74	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	1,000.00	0.00	0.00	826.01	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,192.13	0.00	0.00	3,053.75	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,245.88

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Supplemental Notes
December 2021 Disclosable Special Servicer Fees

Disclosable Special Servicer Fees Deal Name COMM 2014-UBS3 Determination Date 12/06/21 Distribution Date 12/10/21 Fee Type Fee Amount for Current Period Permitted Affiliate Fees Customary Title Agent/Title Insurance Fees

M301981006 $1,540 TOTAL DISCLOSABLE SPECIAL SERVICER FEES $1,540

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29